UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):          [   ] is a restatement.
                                                 [   ] adds new holding
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Nakoma Capital Management LLC
Address:    8040 Excelsior Drive   Suite 401
            Madison, WI  53717

Form 13F File No:        28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robyn K. Rannow
Title:            VP, Operations and Compliance
Phone:            608-831-8814

/s/ Robyn K. Rannow     Madison, WI   Aug. 8, 2008
--------------------   ------------  -------------
     (Signature)       (City/State)     (Date)


Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           66

Form 13F Information Table Value Total:     $ 97,785
                                       (in thousands)

List of Other Included Managers:                None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                FORM 13F INFORMATION TABLE

                                             Nakoma Capital Management, LLC
                                                      June 30, 2008

                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                                     Value   Shares or Sh/ Put/  Investment  Othr
               Name of Issuer             Title of Class    CUSIP   (x$1000) Prn Amt   Prn Call  Discretion  Mgrs  Sole   Shrd None
----------------------------------------  --------------- --------- -------- --------- --- ---- ------------ ---- ------- ---- ----
Abbott Laboratories                       COM             002824100    2,384  45,000   SH  N/A      Sole     N/A   45,000 N/A  N/A
Affiliated Managers Group Inc.            COM             008252108    2,369  26,300   SH  N/A      Sole     N/A   26,300 N/A  N/A
Affiliated Managers Group Inc.            COM             008252108      806   8,950   SH  N/A  Shared/Other N/A    8,950 N/A  N/A
Alliance Data Systems Corp.               COM             018581108    3,739  66,120   SH  N/A      Sole     N/A   66,120 N/A  N/A
AllianceBernstein Holding L.P.            UNIT LTD PARTN  01881G106      820  15,000   SH  N/A  Shared/Other N/A   15,000 N/A  N/A
Amdocs Ltd.                               ORD             G02602103    3,056 103,880   SH  N/A      Sole     N/A  103,880 N/A  N/A
American Apparel Inc.                     COM             023850100      186  27,900   SH  N/A      Sole     N/A   27,900 N/A  N/A
ArcelorMittal SA (NY Reg Sh)              NY REGISTRY SH  03938L104    1,694  17,100   SH  N/A      Sole     N/A   17,100 N/A  N/A
AT&T Inc.                                 COM             00206R102      930  27,600   SH  N/A  Shared/Other N/A   27,600 N/A  N/A
Boston Scientific Corp.                   COM             101137107    1,844 150,000   SH  N/A      Sole     N/A  150,000 N/A  N/A
Capstone Turbine Corp.                    COM             14067D102      105  25,000   SH  N/A  Shared/Other N/A   25,000 N/A  N/A
Celgene Corp.                             COM             151020104      319   5,000   SH  N/A      Sole     N/A    5,000 N/A  N/A
Chicago Bridge & Iron Co. N.V.            NY REGISTRY SH  167250109    3,002  75,400   SH  N/A      Sole     N/A   75,400 N/A  N/A
Cisco Systems Inc.                        COM             17275R102      698  30,000   SH  N/A  Shared/Other N/A   30,000 N/A  N/A
Comcast Corp. (Cl A)                      CL A            20030N101    2,995 157,900   SH  N/A      Sole     N/A  157,900 N/A  N/A
Corning Inc.                              COM             219350105    3,478 150,890   SH  N/A      Sole     N/A  150,890 N/A  N/A
Corning Inc.                              COM             219350105      235  10,200   SH  N/A  Shared/Other N/A   10,200 N/A  N/A
Corrections Corp. of America              COM NEW         22025Y407    2,986 108,700   SH  N/A      Sole     N/A  108,700 N/A  N/A
Costco Wholesale Corp.                    COM             22160K105    1,017  14,500   SH  N/A  Shared/Other N/A   14,500 N/A  N/A
CVS Caremark Corp.                        COM             126650100    3,930  99,320   SH  N/A      Sole     N/A   99,320 N/A  N/A
CVS Caremark Corp.                        COM             126650100    1,080  27,300   SH  N/A  Shared/Other N/A   27,300 N/A  N/A
EnerSys Inc.                              COM             29275Y102    1,338  39,100   SH  N/A      Sole     N/A   39,100 N/A  N/A
Entertainment Properties Trust            COM SH BEN INT  29380T105      148   3,000   SH  N/A  Shared/Other N/A    3,000 N/A  N/A
Fannie Mae                                COM             313586109       59   3,000   SH  N/A      Sole     N/A    3,000 N/A  N/A
Goldman Sachs Group Inc.                  COM             38141G104      787   4,500   SH  N/A  Shared/Other N/A    4,500 N/A  N/A
Google Inc. (Cl A)                        CL A            38259P508      263     500   SH  N/A      Sole     N/A      500 N/A  N/A
Guess? Inc.                               COM             401617105    2,146  57,300   SH  N/A      Sole     N/A   57,300 N/A  N/A
Hewitt Associates Inc. (Cl A)             COM             42822Q100      241   6,300   SH  N/A      Sole     N/A    6,300 N/A  N/A
Hewitt Associates Inc. (Cl A)             COM             42822Q100      268   7,000   SH  N/A  Shared/Other N/A    7,000 N/A  N/A
Hewlett-Packard Co.                       COM             428236103      531  12,000   SH  N/A  Shared/Other N/A   12,000 N/A  N/A
Hologic Inc.                              COM             436440101    4,432 203,300   SH  N/A      Sole     N/A  203,300 N/A  N/A
Honeywell International Inc.              COM             438516106      603  12,000   SH  N/A  Shared/Other N/A   12,000 N/A  N/A
Hospitality Properties Trust              COM SH BEN INT  44106M102      108   4,400   SH  N/A  Shared/Other N/A    4,400 N/A  N/A
Intel Corp.                               COM             458140100    3,390 157,800   SH  N/A      Sole     N/A  157,800 N/A  N/A
Intel Corp.                               COM             458140100      840  39,100   SH  N/A  Shared/Other N/A   39,100 N/A  N/A
International Business Machines Corp.     COM             459200101      984   8,300   SH  N/A  Shared/Other N/A    8,300 N/A  N/A
International Game Technology             COM             459902102      200   8,000   SH  N/A      Sole     N/A    8,000 N/A  N/A
iShares Russell 1000 Growth Index Fund    RUSSELL1000GRW  464287614      829  15,000   SH  N/A      Sole     N/A   15,000 N/A  N/A
Kinder Morgan Energy Partners L.P.        UT LTD PARTNER  494550106      139   2,500   SH  N/A  Shared/Other N/A    2,500 N/A  N/A
LHC Group                                 COM             50187A107    2,590 111,400   SH  N/A      Sole     N/A  111,400 N/A  N/A
Lockheed Martin Corp.                     COM             539830109      316   3,200   SH  N/A      Sole     N/A    3,200 N/A  N/A
Lockheed Martin Corp.                     COM             539830109      592   6,000   SH  N/A  Shared/Other N/A    6,000 N/A  N/A
MEMC Electronic Materials Inc.            COM             552715104    2,822  45,850   SH  N/A      Sole     N/A   45,850 N/A  N/A
Microsoft Corp.                           COM             594918104    2,723  99,000   SH  N/A      Sole     N/A   99,000 N/A  N/A
Mindray Medical International Ltd. (ADS)  SPON ADR        602675100    2,948  79,000   SH  N/A      Sole     N/A   79,000 N/A  N/A
Newmont Mining Corp.                      COM             651639106    2,994  57,400   SH  N/A      Sole     N/A   57,400 N/A  N/A
Nike Inc. (Cl B)                          CLB             654106103      775  13,000   SH  N/A  Shared/Other N/A   13,000 N/A  N/A
NuVasive Inc.                             COM             670704105    2,732  61,170   SH  N/A      Sole     N/A   61,170 N/A  N/A
Oracle Corp.                              COM             68389X105      722  34,400   SH  N/A  Shared/Other N/A   34,400 N/A  N/A
Patterson-UTI Energy Inc.                 COM             703481101    2,562  70,900   SH  N/A      Sole     N/A   70,900 N/A  N/A
Peabody Energy Corp.                      COM             704549104    1,823  20,700   SH  N/A      Sole     N/A   20,700 N/A  N/A
Perfect World Co. Ltd.                    SPON ADR REP B  71372U104    2,946 117,900   SH  N/A      Sole     N/A  117,900 N/A  N/A
ProShares Trust UltraShort Oil & Gas
  ProShares                               ULTRASHRT O&G   74347R586    3,913 146,500   SH  N/A      Sole     N/A  146,500 N/A  N/A
Psychiatric Solutions Inc.                COM             74439H108    2,180  57,600   SH  N/A      Sole     N/A   57,600 N/A  N/A
Psychiatric Solutions Inc.                COM             74439H108      310   8,200   SH  N/A  Shared/Other N/A    8,200 N/A  N/A
QUALCOMM Inc.                             COM             747525103      355   8,000   SH  N/A      Sole     N/A    8,000 N/A  N/A
Sovran Self Storage Inc.                  COM             84610H108      166   4,000   SH  N/A  Shared/Other N/A    4,000 N/A  N/A
SPDR Gold Shares                          GOLD SHS        863307104      402   4,400   SH  N/A      Sole     N/A    4,400 N/A  N/A
TASER International Inc.                  COM             87651B104    1,172 234,961   SH  N/A      Sole     N/A  234,961 N/A  N/A
Thermo Fisher Scientific Inc.             COM             883556102    5,698 102,240   SH  N/A      Sole     N/A  102,240 N/A  N/A
Thermo Fisher Scientific Inc.             COM             883556102      301   5,400   SH  N/A  Shared/Other N/A    5,400 N/A  N/A
Transocean Inc.                           SHS             G90073100      381   2,500   SH  N/A  Shared/Other N/A    2,500 N/A  N/A
Union Pacific Corp.                       COM             907818108      362   4,800   SH  N/A  Shared/Other N/A    4,800 N/A  N/A
Wal-Mart Stores Inc.                      COM             931142103      618  11,000   SH  N/A      Sole     N/A   11,000 N/A  N/A
Wal-Mart Stores Inc.                      COM             931142103      225   4,000   SH  N/A  Shared/Other N/A    4,000 N/A  N/A
Western Union Co.                         COM             959802109      178   7,200   SH  N/A      Sole     N/A    7,200 N/A  N/A
REPORT SUMMARY                             66                         97,785